Inventories	12 Months Ended
Dec. 31, 2019
Disclosure of Inventories [Abstract]
Inventories
Note 12
Inventories

The inventories balances are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Finished products	83,163,323	83,843,751
In process products	3,539,351	3,109,463
Raw material	129,926,627	127,732,091
In transit raw material	10,556,865	8,488,881
Materials and products	6,494,675	6,206,087
Realizable net value estimate and obsolescence	(1,246,380)	(1,318,036)
Total	232,434,461	228,062,237

The Company wrote off a total of ThCh$ 1,962,689, ThCh$ 3,296,095 and ThCh$ 2,981,075 against net realizable value and obsolescence for the years ended as of December 31, 2019, 2018 and 2017, respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Initial balance	(1,318,036)	(1,538,133)
Inventories write-down estimation	(1,642,147)	(3,081,986)
Estimates resulting from business combinations (1)	(210,816)	(101,244)
Inventories recognised as an expense	1,962,689	3,296,095
Business combinations effect	(38,070)	107,232
Total	(1,246,380)	(1,318,036)
(1)

See
Note 15 – Business Combinations, letter c)
.

As of
December 31, 2019 and 2018
, the Company does not have any inventory pledged as guarantee for financial obligations.